Shareholder Report, Holdings (Details) - C000012470	Dec. 31, 2024
Allison Transmission Holdings, Inc.None_01973R101
Holdings [Line Items]
Percent of Total Investments	2.14%
Smurfit WestRock PLCNone_G8267P108
Holdings [Line Items]
Percent of Total Investments	1.68%
United Therapeutics Corp.None_91307C102
Holdings [Line Items]
Percent of Total Investments	1.59%
Capital One Financial Corp.None_14040H105
Holdings [Line Items]
Percent of Total Investments	1.59%
Cullen/Frost Bankers, Inc.None_229899109
Holdings [Line Items]
Percent of Total Investments	1.57%
JPMorgan Chase & Co.None_46625H100
Holdings [Line Items]
Percent of Total Investments	1.57%
Northern Trust Corp.None_665859104
Holdings [Line Items]
Percent of Total Investments	1.56%
SLM Corp.None_78442P106
Holdings [Line Items]
Percent of Total Investments	1.56%
Methanex Corp.None_2654416
Holdings [Line Items]
Percent of Total Investments	1.55%
The Carlyle Group, Inc.None_14316J108
Holdings [Line Items]
Percent of Total Investments	1.51%
United States
Holdings [Line Items]
Percent of Total Investments	42.10%
Japan
Holdings [Line Items]
Percent of Total Investments	8.40%
France
Holdings [Line Items]
Percent of Total Investments	7.10%
South Korea
Holdings [Line Items]
Percent of Total Investments	6.10%
Germany
Holdings [Line Items]
Percent of Total Investments	5.90%
Canada
Holdings [Line Items]
Percent of Total Investments	5.40%
United Kingdom
Holdings [Line Items]
Percent of Total Investments	4.60%
Switzerland
Holdings [Line Items]
Percent of Total Investments	3.70%
Norway
Holdings [Line Items]
Percent of Total Investments	3.50%
Ireland
Holdings [Line Items]
Percent of Total Investments	3.30%
Sweden
Holdings [Line Items]
Percent of Total Investments	2.10%
Netherlands
Holdings [Line Items]
Percent of Total Investments	1.40%
Puerto Rico
Holdings [Line Items]
Percent of Total Investments	1.40%
Italy
Holdings [Line Items]
Percent of Total Investments	1.30%
Singapore
Holdings [Line Items]
Percent of Total Investments	1.30%
Taiwan
Holdings [Line Items]
Percent of Total Investments	0.90%
China
Holdings [Line Items]
Percent of Total Investments	0.60%
Chile
Holdings [Line Items]
Percent of Total Investments	0.50%
Colombia
Holdings [Line Items]
Percent of Total Investments	0.40%
Russia
Holdings [Line Items]
Percent of Total Investments	0.00%
Financials
Holdings [Line Items]
Percent of Total Investments	27.80%
Industrials
Holdings [Line Items]
Percent of Total Investments	13.20%
Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.10%
Health Care
Holdings [Line Items]
Percent of Total Investments	11.30%
Materials
Holdings [Line Items]
Percent of Total Investments	8.00%
Information Technology
Holdings [Line Items]
Percent of Total Investments	7.10%
Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.90%
Communication Services
Holdings [Line Items]
Percent of Total Investments	5.50%
Energy
Holdings [Line Items]
Percent of Total Investments	5.20%
Utilities
Holdings [Line Items]
Percent of Total Investments	1.50%
Real Estate
Holdings [Line Items]
Percent of Total Investments	1.40%